Leases - Maturity analysis of operating lease liabilities (Detail) ¥ in Millions	Sep. 30, 2019 JPY (¥)
Years of payment
Less than 1 year	¥ 42,442
1 to 2 years	30,725
2 to 3 years	23,584
3 to 4 years	22,152
4 to 5 years	20,630
More than 5 years	79,939
Total undiscounted lease payments	219,472
Less: Impact of discounting	(24,519)
Lease liabilities as reported in the consolidated balance sheets	¥ 194,953